Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000146463 | Galderma Group AG
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000146463 | Horizon Robotics
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000146463 | J&T Global Express Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146463 | RENK Group AG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146463 | JX Advanced Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146463 | Lottomatica Group SpA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146463 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146463 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146463 | Zhejiang Leapmotor Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146463 | Kokusai Electric Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146463 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000146463 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000146463 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000146463 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000146463 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000146463 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146463 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000146463 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000146463 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146463 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146463 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000129677 | Reddit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129677 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129677 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129677 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000129677 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129677 | Viking Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129677 | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129677 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129677 | Tempus AI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129677 | Circle Internet Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129677 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129677 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000129677 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000129677 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000129677 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129677 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129677 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129677 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129677 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129677 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129677 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129677 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%